Interest in Other Entities (Details) - Schedule of purchase price allocation - USD ($) $ in Thousands	2 Months Ended
	Mar. 31, 2022	Feb. 02, 2022	Aug. 30, 2022	Feb. 28, 2022	Jan. 04, 2021
Schedule of Purchase Price Allocation [Abstract]
Purchase price		$ 1,595
Adjusted equity		(252)
Excess to allocate	$ 1,169	1,847
Excess purchase price to allocate to IPR&D	273
Excess purchase price to allocate to technology		745
Goodwill	896	1,102
Total	1,169	$ 1,847
Cash consideration	300
Share consideration	400		$ 4	$ 7,669	$ 1,721
Fair value of former holdings	633
Total purchase price	1,333
Adjusted Company’s equity	$ (164)